Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting
12.	Segment Reporting
The Company concluded that it has only one reportable operating segment. This conclusion is based on the three characteristics of an operating segment within ASC 280. As there is a single reportable segment, the chief operating decision maker uses information that is presented in the condensed consolidated financial statements to evaluate the performance of the single segment, including net income as the measure of profit or loss. The measure of segment assets is reported on the balance sheet as total consolidated assets.

13.	Segment Reporting
Operating segments are defined as components of a company that engage in activities from which it may earn revenues and incur expenses for which separate operational financial information is available and is regularly evaluated by the chief operating decision maker (“CODM”). For the purpose of allocating the Company’s resources and assessing its operating performance, the Company identified the CODM to be the Chief Executive Officer.
The Company concluded that it has only one reportable operating segment. This conclusion is based on the three characteristics of an operating segment within ASC 280. The first characteristic of an operating segment is that it engages in business activities from which it may recognize revenues and incur expenses. The second characteristic is that its operating results are regularly reviewed by the CODM to make decisions about resources to be allocated to the segment and assess its performance. The third characteristic is that its discrete financial information is available. The Company considered each of these factors in determining that the consolidated entity is the single operating segment. As there is only one operating segment, the Company did not assess any aggregation or materiality and concluded that the Company will report a single reportable segment. As there is a single reportable segment, the CODM uses information that is presented in the Consolidated Financial Statements to evaluate the performance of the single segment, including net income as the measure of profit or loss. The CODM uses net income to monitor budgeted versus actual results, which assists in the evaluation of segment performance and what resources are needed. The CODM also uses net income to assess the Company’s performance in comparison with competitors. No single customer represents more than 10% of the Company’s revenue.